Average Annual Total Returns			12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			3.92%		3.19%	0.32%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares – Return Before Taxes
Average Annual Return, Percent			6.74%		3.33%	0.16%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return Before Taxes
Average Annual Return, Percent			8.63%		4.37%	1.17%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return After Taxes on Distributions
Average Annual Return, Percent	[1]		5.03%		1.84%	(0.97%)
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		5.03%		2.21%	0.00%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			7.96%	6.25%
Performance Inception Date		Apr. 01, 2024
Class C Shares
Prospectus [Line Items]
Performance Inception Date		Apr. 01, 2024
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return Before Taxes
Average Annual Return, Percent			13.08%	9.23%
Performance Inception Date		Apr. 01, 2024
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return After Taxes on Distributions
Average Annual Return, Percent	[2]		11.40%	7.07%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		8.74%	6.44%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			2.60%		6.60%	5.60%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares – Return Before Taxes
Average Annual Return, Percent			5.40%		6.71%	5.42%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return Before Taxes
Average Annual Return, Percent			7.56%		7.80%	6.49%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return After Taxes on Distributions
Average Annual Return, Percent	[3]		4.88%		6.09%	4.21%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		4.60%		5.36%	4.05%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			(0.24%)		2.12%	2.08%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares – Return Before Taxes
Average Annual Return, Percent			1.79%		2.15%	1.92%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return Before Taxes
Average Annual Return, Percent			3.84%		3.19%	2.94%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return After Taxes on Distributions
Average Annual Return, Percent	[4]		3.84%		2.78%	2.68%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		3.53%		2.96%	2.90%
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	5.77%	(0.36%)	2.01%
ICE BofA US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.63%		4.53%	6.45%
JP Morgan EM Blend Equal Weighted Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		JP Morgan EM Blend Equal Weighted Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.05%	9.88%
Bloomberg Global Aggregate Credit Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			10.46%		(0.47%)	2.67%
Bloomberg U.S. Municipal Bond Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (Reflects No Deductions for Fees, Expenses or Taxes)
Average Annual Return, Percent			4.25%		0.80%	2.34%
Bloomberg Short-Intermediate 1-10 Years Municipal Bond Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Short-Intermediate 1-10 Years Municipal Bond Index (Reflects No Deductions for Fees, Expenses or Taxes)
Average Annual Return, Percent			5.01%		1.22%	1.98%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.